Fair value measurement - Summary of financial assets and liabilities by category (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables
FINANCIAL LIABILITIES
Financial liabilities, at fair value	$ 141.1	$ 124.3
Long-term debt
FINANCIAL LIABILITIES
Financial liabilities, at fair value	355.0	530.8
Gold stream obligation
FINANCIAL LIABILITIES
Financial liabilities, at fair value	174.7	194.0
New Afton
FINANCIAL LIABILITIES
Financial liabilities, at fair value	378.9	467.4
Cash and cash equivalents
FINANCIAL ASSETS
Financial assets, at fair value	200.8	481.5
Trade and other receivables
FINANCIAL ASSETS
Financial assets, at fair value	15.9	14.2
Proceeds due from income tax refunds at Mesquite
FINANCIAL ASSETS
Financial assets, at fair value	0.0	12.8
Investments
FINANCIAL ASSETS
Financial assets, at fair value	35.6	59.5
Financial liabilities at amortized cost | Trade and other payables
FINANCIAL LIABILITIES
Financial liabilities, at fair value	141.1	124.3
Financial liabilities at amortized cost | Long-term debt
FINANCIAL LIABILITIES
Financial liabilities, at fair value	394.9	491.0
Financial instruments at FVTPL | Level 3 of fair value hierarchy | Gold stream obligation
FINANCIAL LIABILITIES
Financial liabilities, at fair value	174.7	194.0
Financial instruments at FVTPL | Level 3 of fair value hierarchy | New Afton
FINANCIAL LIABILITIES
Financial liabilities, at fair value	378.9	467.4
Financial assets at amortized cost | Cash and cash equivalents
FINANCIAL ASSETS
Financial assets, at fair value	200.8	481.5
Financial assets at amortized cost | Trade and other receivables
FINANCIAL ASSETS
Financial assets, at fair value	15.9	14.2
Financial assets at amortized cost | Level 1 of fair value hierarchy | Proceeds due from income tax refunds at Mesquite
FINANCIAL ASSETS
Financial assets, at fair value	0.0	12.8
Financial instruments at FVTPL | Level 2 of fair value hierarchy | Provisionally priced contracts
FINANCIAL ASSETS
Financial assets, at fair value	2.3	1.2
Financial instruments at FVTPL | Level 2 of fair value hierarchy | Gold and copper swap contracts
FINANCIAL ASSETS
Financial assets, at fair value	(4.1)	(1.8)
Financial instruments at FVTPL | Level 2 of fair value hierarchy | Foreign exchange forward contracts
FINANCIAL ASSETS
Financial assets, at fair value	0.4	1.5
Financial instruments at FVTPL | Level 1 of fair value hierarchy | Investments
FINANCIAL ASSETS
Financial assets, at fair value	$ 35.6	$ 59.5